Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2020
Operating segments [Abstract]
Disclosure of operating segments

	Mass-Market Vehicles
Three months ended June 30, 2020	North America	LATAM	APAC	EMEA	Maserati	Other activities	Unallocated items & eliminations	FCA
	(€ million)
Revenues	€8,209	€477	€427	€2,232	€185	€354	€(177)	€11,707
Revenues from transactions with other segments	(2)	(1)	(11)	(18)	(1)	(144)	177	—
Revenues from external customers	€8,207	€476	€416	€2,214	€184	€210	€—	€11,707

Net loss from continuing operations								€(1,048)
Tax benefit								€(135)
Net financial expenses								€237
Adjustments:
Restructuring costs, net of reversals(1)	18	—	—	—	3	2	—	23
Losses on disposal of investments	—	—	—	—	—	1	—	1
Other	(9)	—	—	—	(1)	(16)	20	(6)
Adjusted EBIT	€39	€(96)	€(59)	€(589)	€(99)	€(111)	€(13)	€(928)

Share of profit of equity method investees	€—	€—	€(41)	€65	€—	€2	€—	€26
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(1) Restructuring costs primarily in North America.

	Mass-Market Vehicles
Three months ended June 30, 2019	North America	LATAM	APAC	EMEA	Maserati	Other activities	Unallocated items & eliminations	FCA
	(€ million)
Revenues	€17,639	€2,050	€762	€5,564	€343	€782	€(399)	€26,741
Revenues from transactions with other segments	(13)	9	(14)	(20)	(2)	(359)	399	—
Revenues from external customers	€17,626	€2,059	€748	€5,544	€341	€423	€—	€26,741

Net profit from continuing operations								€793
Tax expense								€317
Net financial expenses								€260
Adjustments:
Impairment expense and supplier obligations(1)	51	—	—	—	62	—	—	113
Gains on disposal of investments	—	—	—	—	—	(7)	—	(7)
Restructuring costs, net of reversals	(9)	—	—	—	—	1	—	(8)
Other(2)	39	2	—	—	9	1	8	59
Adjusted EBIT	€1,565	€110	€(12)	€22	€(119)	€(42)	€3	€1,527

Share of profit of equity method investees	€—	€—	€(34)	€82	€—	€6	€—	€54
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(1) Impairment expense primarily related to North America and Maserati
(2) Included within Other are costs primarily relating to litigation proceedings.

	Mass-Market Vehicles
Six months ended June 30, 2020	North America	LATAM	APAC	EMEA	Maserati	Other activities	Unallocated items & eliminations	FCA
	(€ million)
Revenues	€22,750	€1,799	€893	€5,964	€439	€915	€(486)	€32,274
Revenues from transactions with other segments	(6)	(3)	(21)	(35)	(3)	(418)	486	—
Revenues from external customers	€22,744	€1,796	€872	€5,929	€436	€497	€—	€32,274

Net loss from continuing operations								€(2,742)
Tax expense								€690
Net financial expenses								€450
Adjustments:
Impairment expense and supplier obligations(1)	16	161	—	178	288	—	—	643
Restructuring costs, net of reversals(2)	18	18	—	—	3	4	—	43
Gains on disposal of investments	—	—	—	—	—	(4)	—	(4)
Other(3)	7	—	—	—	(1)	2	36	44
Adjusted EBIT	€587	€(123)	€(118)	€(859)	€(174)	€(186)	€(3)	€(876)

Share of profit of equity method investees	€—	€—	€(79)	€145	€—	€4	€—	€70
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(1) Impairment expense primarily as a result of impairments recognized in LATAM, EMEA and Maserati (Refer to Note 7, Other intangible assets).
(2) Restructuring costs, primarily in North America and LATAM, related to the recognition of provisions for workforce restructuring.
(3) Other costs, primarily relating to litigation proceedings (refer to Note 18, Guarantees granted, commitments and contingent liabilities, in the Semi-Annual Condensed Consolidated Financial Statements included elsewhere in this report for further details).

	Mass-Market Vehicles
Six months ended June 30, 2019	North America	LATAM	APAC	EMEA	Maserati	Other activities	Unallocated items & eliminations	FCA
	(€ million)
Revenues	€33,696	€3,982	€1,354	€10,634	€814	€1,453	€(711)	€51,222
Revenues from transactions with other segments	(17)	(5)	(25)	(38)	(5)	(621)	711	—
Revenues from external customers	€33,679	€3,977	€1,329	€10,596	€809	€832	€—	€51,222

Net profit from continuing operations								€1,301
Tax expense								€529
Net financial expenses								€504
Adjustments:
Restructuring costs, net of reversals(1)	26	128	—	37	—	5	—	196
Impairment expense and supplier obligations(2)	87	—	—	6	62	—	—	155
Brazilian indirect tax - reversal of liability/recognition of credits(3)	—	(164)	—	—	—	—	—	(164)
Gains on disposal of investments	—	—	—	—	—	(7)	—	(7)
Other(4)	53	3	—	1	8	(10)	25	80
Adjusted EBIT	€2,609	€215	€(21)	€3	€(108)	€(92)	€(12)	€2,594

Share of profit of equity method investees	€—	€—	€(54)	€160	€—	€9	€—	€115
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(1) Restructuring costs of €196 million related to LATAM, EMEA and North America, of which €76 million related to the write-down of Property, plant and equipment and €120 million related to the recognition of provisions for restructuring, of which €55 million was recognized within the LATAM segment, €36 million was recognized within EMEA and €26 million within North America.
(2) Impairment expense primarily related to North America and Maserati.
(3) Recognition of credits for amounts paid in prior years in relation to indirect taxes in Brazil.
(4) Included within Other are costs primarily relating to litigation proceedings.